Significant Accounting Policies - Restricted Cash (Details)	Dec. 31, 2012 German Subsidiary [Member] USD ($)	Dec. 31, 2012 German Subsidiary [Member] EUR (€)	Dec. 31, 2011 German Subsidiary [Member] USD ($)	Dec. 31, 2011 German Subsidiary [Member] EUR (€)	Dec. 31, 2012 Australian Subsidiary [Member] USD ($)	Dec. 31, 2012 Australian Subsidiary [Member] AUD	Dec. 31, 2011 Australian Subsidiary [Member] USD ($)	Dec. 31, 2011 Australian Subsidiary [Member] AUD	Dec. 31, 2012 United States USD ($)	Dec. 31, 2011 United States USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 13,000	€ 10,000	$ 200,000	€ 100,000	$ 15,000	14,000	$ 14,000	14,000	$ 700,000	$ 700,000
Restricted cash used as collateral									$ 600,000	$ 600,000